Note 7 - Balance Sheet Disclosures - Changes in Loans and Participation Rights (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Balance at Jan 1	€ 3,785	€ 12,784
Addition	29,485	0
Accrued interest	261	276
Repayment	(166)	(2,475)
Conversion to equity	(234)	(6,800)
Effect of currency translation	(327)
Balance at Dec 31	32,804	3,785
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at Jan 1	3,750	12,766
Conversion to equity	(286)	(9,661)
Effect of currency translation	(317)
Initial recognition	28,354	0
Subsequent measurement	905	2,936
Derecognition	(165)	(2,291)
Balance at Dec 31	32,241	3,750
Loan 1 [member]
Statement Line Items [Line Items]
Balance at Jan 1	1,285	1,271
Addition	0	0
Accrued interest	50	50
Repayment	(16)	(36)
Conversion to equity	0	0
Effect of currency translation	0
Balance at Dec 31	1,319	1,285
Loan 1 [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at Jan 1	1,285	1,271
Conversion to equity	0	0
Effect of currency translation	0
Initial recognition	0	0
Subsequent measurement	49	14
Derecognition	(16)	0
Balance at Dec 31	1,318	1,285
Loan 2 [member]
Statement Line Items [Line Items]
Balance at Jan 1	0	200
Addition		0
Accrued interest		0
Repayment		(200)
Conversion to equity		0
Effect of currency translation	0
Balance at Dec 31		0
Loan 2 [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at Jan 1	0	200
Conversion to equity	0	0
Effect of currency translation	0
Initial recognition	0	0
Subsequent measurement	0	0
Derecognition	0	(200)
Balance at Dec 31	0	0
Subordinated loans [member]
Statement Line Items [Line Items]
Balance at Jan 1	2,500	3,131
Addition	0	0
Accrued interest	149	174
Repayment	(150)	(805)
Conversion to equity	0	0
Effect of currency translation	0
Balance at Dec 31	2,499	2,500
Subordinated loans [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at Jan 1	2,465	3,062
Conversion to equity	0	0
Effect of currency translation	0
Initial recognition	0	0
Subsequent measurement	159	58
Derecognition	(149)	(655)
Balance at Dec 31	2,475	2,465
Mandatory convertible notes [member]
Statement Line Items [Line Items]
Balance at Jan 1	0	6,800
Addition	0	0
Accrued interest	0	0
Repayment	0	0
Conversion to equity	0	(6,800)
Effect of currency translation	0
Balance at Dec 31	0	0
Mandatory convertible notes [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at Jan 1	0	6,859
Conversion to equity	0	(9,661)
Effect of currency translation	0
Initial recognition	0	0
Subsequent measurement	0	2,802
Derecognition	0	0
Balance at Dec 31	0	0
Convertible debentures [member]
Statement Line Items [Line Items]
Balance at Jan 1	0	0
Addition	29,485	0
Accrued interest	62	0
Repayment	0	0
Conversion to equity	(234)	0
Effect of currency translation	(327)
Balance at Dec 31	28,986	0
Convertible debentures [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at Jan 1	0	0
Conversion to equity	(286)	0
Effect of currency translation	(317)
Initial recognition	28,354	0
Subsequent measurement	697	0
Derecognition	0	0
Balance at Dec 31	28,448	0
Participation rights [member]
Statement Line Items [Line Items]
Balance at Jan 1	0	1,383
Addition	0	0
Accrued interest	0	52
Repayment	0	(1,435)
Conversion to equity	0	0
Effect of currency translation
Balance at Dec 31	0	0
Participation rights [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at Jan 1	0	1,374
Conversion to equity	0	0
Effect of currency translation
Initial recognition	0	0
Subsequent measurement	0	62
Derecognition	0	(1,436)
Balance at Dec 31	€ 0	€ 0